American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2024

Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.7%
Alabama — 2.4%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	822,740
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	415,000	420,537
Black Belt Energy Gas District Rev., VRN, 3.21%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	487,510
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,827
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	351,221
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,101,679
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)(1)	250,000	272,276
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/55 (GA: Pacific Life Insurance Co.)	1,500,000	1,607,868
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	834,398
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	654,304
Jefferson County Sewer Rev., 5.25%, 10/1/41	1,000,000	1,118,622
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 5.00%, 6/1/54	1,000,000	1,018,989
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,188,823
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,100,000	2,244,915
		12,165,709
Arizona — 3.8%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	283,598
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	849,836
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	581,504
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.43%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(2)	25,000	24,928
Arizona Health Facilities Authority Rev., VRN, 3.43%, (MUNIPSA plus 0.25%), 1/1/46	130,000	128,337
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(3)	250,000	250,589
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	780,000	829,142
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,000,000	1,081,587
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	541,100
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(3)(4)(5)	100,000	3,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(3)	200,000	185,250
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	418,859
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(3)	750,000	688,909
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,059,879
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(3)	105,000	104,860
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	160,656
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(3)	620,000	565,808
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,204
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	507,649
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,023,588
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(3)	500,000	474,355
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(3)	200,000	204,758
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	559,397
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/32	500,000	573,284
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	646,130
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	756,766
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	2,005,000	2,209,125
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,183,558

Scottsdale GO, 4.00%, 7/1/31	500,000	530,570
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(3)	1,000,000	1,044,366
State of Arizona COP, 5.00%, 9/1/25	240,000	243,558
State of Arizona COP, 5.00%, 9/1/25(2)	580,000	588,900
		19,381,050
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	350,798
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,114,113
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,110,571
		2,575,482
California — 4.7%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(6)	1,500,000	382,770
Bay Area Toll Authority Rev., 4.00%, 4/1/33	275,000	280,347
California Community Choice Financing Authority Rev., VRN, 3.63%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,660,393
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	529,285
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(6)	100,000	21,286
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	102,858
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	251,070
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	879,775
California Housing Finance Rev., 4.25%, 1/15/35	458,834	474,923
California Housing Finance Rev., 3.50%, 11/20/35	377,615	369,953
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 3.88%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	996,002
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	176,696
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(3)	50,000	52,630
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(3)	110,000	116,643
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(3)	175,000	182,980
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	775,000	839,793
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(3)	110,000	104,628
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	678,812
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	421,504
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	110,000	108,586
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(3)	500,000	488,266
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(3)	320,000	325,857
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(3)	250,000	238,205
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	650,000	701,019
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	192,406
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	632,039
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(3)	240,000	251,388
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/29	250,000	269,120
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 4.00%, 9/1/40	245,000	240,094
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/46(3)	500,000	467,792
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(3)	100,000	82,387
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(3)	750,000	475,765
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(3)	300,000	237,675
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(3)	500,000	358,252

CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	290,000	90,227
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	500,000	524,768
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No. 1), 3.00%, 9/1/25	155,000	154,197
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(6)	500,000	56,135
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	1,540,000	1,508,668
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(3)	500,000	472,774
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	920,352
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(3)	100,000	102,478
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,079,687
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	418,388
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	326,979
Port of Los Angeles Rev., 5.00%, 8/1/35	1,250,000	1,394,015
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	317,259
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	419,990
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/35	600,000	638,506
State of California GO, 5.00%, 4/1/35	1,045,000	1,121,989
State of California GO, 5.00%, 9/1/42	290,000	304,710
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/39	280,000	288,558
		23,730,879
Colorado — 3.2%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,220,950
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,090,458
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	1,039,472
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/37 (BAM)	500,000	565,993
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	565,820
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	838,583
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	844,038
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	101,790
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	282,860
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	223,752
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	430,000	472,130
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	305,845
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	491,620
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,577,531
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	150,162
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	1,002,362
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(3)	100,000	101,131
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AGM)	1,400,000	1,507,922
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AGM)	500,000	495,252
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	544,863
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	244,210
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	332,347
State of Colorado COP, 6.00%, 12/15/38	230,000	276,205
State of Colorado COP, 6.00%, 12/15/40	385,000	460,418
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	351,000	367,025
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AGC)	500,000	499,235

Village Metropolitan District GO, 5.00%, 12/1/49	500,000	504,776
		16,106,750
Connecticut — 1.1%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	502,936
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	500,837
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	470,000	467,929
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	325,000	352,036
State of Connecticut GO, 5.00%, 6/15/31 (AGM-CR)	250,000	252,578
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,041,343
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,039,005
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,254,278
		5,410,942
Delaware — 0.2%
Delaware River & Bay Authority Rev., 5.00%, 1/1/49	225,000	248,126
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(3)	600,000	637,133
		885,259
District of Columbia — 1.6%
District of Columbia GO, 5.00%, 6/1/25	160,000	161,626
District of Columbia GO, 5.00%, 10/15/26	830,000	864,147
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,121,287
District of Columbia GO, 5.00%, 2/1/41	520,000	566,405
District of Columbia GO, 5.00%, 1/1/45	750,000	827,207
District of Columbia GO, 5.25%, 1/1/48	665,000	737,571
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 3/1/36	750,000	813,168
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	521,993
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,112,952
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	500,678
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	271,873
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	517,829
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	170,000	187,231
		8,203,967
Florida — 7.9%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	721,780
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	751,720
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,073,965
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	996,189
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	881,067
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	314,660
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	263,759
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(3)	1,220,000	1,221,936
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	755,970
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,157,432
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AGC)	1,100,000	1,220,907
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	461,045
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(3)	255,000	244,495
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	1,300,000	1,412,334
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(3)	110,000	109,828
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(3)	110,000	109,858
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(3)	500,000	552,232
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,150,000	1,203,859
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	510,000	530,106
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	568,734
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	739,355
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,415,105

Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,146,213
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	186,306
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	987,101
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54	1,500,000	1,703,013
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(3)	1,000,000	1,007,321
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	594,507
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	438,200
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	686,976
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	502,957
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	424,549
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	800,000	855,785
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/40	2,680,000	2,692,510
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	1,003,622
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	904,511
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	500,444
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	532,369
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,092,665
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	326,101
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	107,316
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	482,942
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	571,933
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	1,465,000	1,589,535
Tampa Bay Water Rev., 5.00%, 10/1/39	300,000	345,233
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(1)(3)	800,000	802,838
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.55%, 5/1/39	250,000	234,243
Village Community Development District No. 14 Special Assessment (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.50%, 5/1/53	960,000	1,003,299
Village Community Development District No. 15 Special Assessment (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.25%, 5/1/54(3)	500,000	519,544
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 3.75%, 5/1/29(3)	600,000	601,681
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	501,185
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	780,000	869,373
		39,920,608
Georgia — 3.6%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	1,000,208
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,354,730
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	294,267
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	984,723
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	423,551
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	536,754
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	181,045
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	505,899
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(3)	475,000	451,479
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(3)	500,000	507,556
Georgia Ports Authority Rev., 4.00%, 7/1/46	500,000	504,438
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,648,484
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	525,000	529,631
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,217,370
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	589,692
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 4/1/54 (GA: TD BANK N.A.)	165,000	177,773
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,021,236
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup Global Markets)	1,500,000	1,608,323

Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	1,910,000	2,076,412
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,326,139
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,618,214
		18,557,924
Guam — 0.1%
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	215,825
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	215,271
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	215,087
		646,183
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	250,920
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38(1)	125,000	143,718
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	765,686
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	850,228
Honolulu GO, 5.00%, 7/1/29	830,000	913,409
		2,923,961
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	366,706
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	556,931
		923,637
Illinois — 8.1%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,228,924
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	903,880
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	773,467
Chicago GO, 4.00%, 1/1/35	500,000	502,627
Chicago GO, 5.25%, 1/1/38	1,000,000	1,064,750
Chicago GO, 6.00%, 1/1/38	20,000	20,740
Chicago GO, 5.50%, 1/1/49	100,000	103,051
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	700,000	731,292
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	283,211
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,056,791
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	318,168
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,015,829
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/43 (BAM)	1,000,000	1,113,286
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR), (NPFG)	125,000	134,001
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	563,598
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (AGM)	1,000,000	1,115,766
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	815,332
Chicago Waterworks Rev., 5.00%, 11/1/26	450,000	467,305
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,034,888
Chicago Waterworks Rev., 5.00%, 11/1/36 (AGM)	500,000	523,421
Chicago Waterworks Rev., 5.00%, 11/1/42	305,000	337,232
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	271,793
Cook County GO, 4.00%, 11/15/25	1,290,000	1,300,343
Cook County GO, 5.00%, 11/15/26	830,000	862,034
Cook County GO, 5.00%, 11/15/31	1,000,000	1,033,794
Cook County Community College District No. 508 GO, 5.00%, 12/1/31 (BAM)	500,000	550,071
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	906,094
Cook County Sales Tax Rev., 5.00%, 11/15/43	1,000,000	1,088,121
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	799,232
Grundy Kendall & Will Counties Community High School District No. 111 Minooka, 5.00%, 12/1/29(1)	2,500,000	2,505,488
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 3.88%, (MUNIPSA plus 0.70%), 5/1/42	250,000	247,158
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	260,964

Illinois Finance Authority Rev., VRN, 4.125%, 12/1/50(1)(3)	1,000,000	1,011,692
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,012,382
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	1,004,915
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	396,156
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	388,590
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	647,219
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	330,000	341,827
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	505,891
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	346,426
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	847,316
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)(1)	2,000,000	2,259,868
State of Illinois GO, 5.00%, 10/1/25	175,000	177,696
State of Illinois GO, 5.00%, 11/1/27	705,000	742,615
State of Illinois GO, 5.00%, 11/1/29	595,000	622,547
State of Illinois GO, 5.00%, 10/1/30	625,000	662,106
State of Illinois GO, 5.00%, 10/1/33	200,000	210,334
State of Illinois GO, 5.00%, 12/1/35	500,000	519,610
State of Illinois GO, 5.50%, 5/1/39	220,000	239,975
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,124,060
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,383,183
State of Illinois GO, 5.75%, 5/1/45	225,000	246,810
State of Illinois GO, 5.25%, 5/1/49	500,000	542,461
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,096,327
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,031,436
		41,294,093
Indiana — 1.4%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	355,279
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	250,000	267,211
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	258,243
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/44	1,200,000	1,290,919
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	388,919
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	190,000	207,413
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	190,000	203,169
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,063,629
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	464,196
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	741,228
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/38	400,000	450,782
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/39	325,000	363,828
Purdue University Rev., 5.00%, 7/1/40	750,000	846,715
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(3)	255,000	261,086
		7,162,617
Iowa — 1.2%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,055,670
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,125,000	1,301,199
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	143,966
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,002,749
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.76%, (SOFR plus 0.55%), 5/15/56	500,000	476,009
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	855,916
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	70,000	70,000
Polk County GO, 5.00%, 6/1/44	1,000,000	1,072,208
University of Iowa Rev., 5.00%, 7/1/30	350,000	361,708
		6,339,425

Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	784,050
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	123,411
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	225,000	228,772
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,275,000	1,290,349
		2,426,582
Kentucky — 1.1%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	393,512
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	102,073
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	250,605
Kentucky Public Energy Authority Rev., VRN, 4.27%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	1,004,029
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	543,441
Kentucky Public Energy Authority Rev., VRN, 5.00%, 1/1/55 (GA: BP Corp. North America, Inc.)	1,655,000	1,781,572
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 4.00%, 11/1/38	500,000	505,886
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,076,483
		5,657,601
Louisiana — 1.1%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,012,379
Louisiana Public Facilities Authority Rev., (Calcasieu Bridge Partners LLC), 5.50%, 9/1/54	430,000	467,489
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	808,439
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/48	2,000,000	2,151,080
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	257,966
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	900,000	908,217
		5,605,570
Maryland — 2.4%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	405,940
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	200,589
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	171,883
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	350,000	357,492
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	408,857
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	385,304
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	767,660
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	878,605
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	456,765
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	651,892
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,845,763
Montgomery County GO, 4.00%, 8/1/42	1,000,000	1,029,306
State of Maryland GO, 5.00%, 8/1/26	300,000	311,321
State of Maryland GO, 5.00%, 3/15/28	535,000	575,826
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,709,791
State of Maryland GO, 5.00%, 6/1/38	750,000	872,901
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,403,603
		12,433,498
Massachusetts — 2.6%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,293,654
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	500,000	534,472
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,079,148
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,139,358
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	370,000	429,550
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	845,303
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	809,216
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(3)	450,000	456,224
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.25%, 3/1/54	1,000,000	1,106,368

Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(3)	100,000	100,075
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(3)	150,000	152,802
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	500,000	555,991
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	565,000	571,240
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	857,532
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	786,101
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,160,815
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	112,686
		12,990,535
Michigan — 2.8%
Detroit GO, 5.00%, 4/1/25	50,000	50,207
Detroit GO, 5.00%, 4/1/26	585,000	597,006
Detroit GO, 5.00%, 4/1/35	300,000	324,266
Detroit GO, 5.00%, 4/1/36	250,000	269,464
Detroit GO, 5.00%, 4/1/38	490,000	525,185
Detroit GO, 4.00%, 4/1/42	525,000	510,430
Detroit GO, 6.00%, 5/1/43	275,000	313,956
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	705,803
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	447,223
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,234,892
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	950,000	971,579
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	630,916
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,259,774
Michigan Finance Authority Rev., 6.75%, 7/1/44(3)	1,100,000	1,089,426
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	1,335,000	1,401,758
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	396,371
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	410,000	418,941
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	818,212
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,838,038
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	495,939
		14,299,386
Minnesota — 0.7%
Minnesota Agricultural & Economic Development Board Rev., (HealthPartners Obligated Group), 5.00%, 1/1/39	500,000	564,003
State of Minnesota GO, 5.00%, 10/1/27	900,000	959,638
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,175,068
State of Minnesota GO, 4.00%, 8/1/41	950,000	990,079
		3,688,788
Mississippi — 0.1%
Hinds County COP, 4.625%, 9/1/54 (BAM)(3)	685,000	690,623
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,057,290
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	400,722
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	600,000	618,287
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	20,000	17,121
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,165,624
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,030,330
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	145,672
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,276,437
		5,711,483

Nebraska — 0.8%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	530,084
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,055,782
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,255,215
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,129,179
		3,970,260
Nevada — 1.6%
Clark County School District GO, 5.00%, 6/15/26	1,350,000	1,392,130
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/49	600,000	646,143
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	200,000	208,619
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	680,000	600,263
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	355,000	340,511
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	195,000	194,862
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	500,000	529,654
Las Vegas Valley Water District GO, 5.00%, 6/1/34	680,000	680,000
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	193,843
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	174,911
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	219,635
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,679,683
State of Nevada Highway Improvement Rev., 5.00%, 12/1/24	600,000	600,000
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	385,237
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	240,000	240,212
		8,085,703
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,088,495
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	277,658	281,987
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	558,580
		1,929,062
New Jersey — 2.4%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 12/15/26, Prerefunded at 100% of Par(2)	260,000	274,573
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	416,247
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	554,376
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	722,932
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28	375,000	405,597
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/32	400,000	428,403
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/33	260,000	277,392
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,127,028
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.00%, 6/15/38	620,000	628,327
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	810,000	848,121
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	1,490,000	1,576,213
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	158,038
New Jersey Turnpike Authority Rev., 5.25%, 1/1/49	1,000,000	1,131,024
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,437,925
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	1,250,000	1,307,442
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	240,000	241,208
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	772,661
		12,307,507
New Mexico — 0.4%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	504,235
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	502,906
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(3)	1,000,000	949,216
		1,956,357

New York — 9.3%
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/50	1,000,000	1,080,162
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/45	1,000,000	1,099,404
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	1,000,000	1,090,234
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	494,684
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	574,565
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	821,457
Metropolitan Transportation Authority Rev., VRN, 3.87%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	250,143
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	535,067
New York City GO, 5.25%, 5/1/41	150,000	168,519
New York City GO, 4.00%, 8/1/42	250,000	251,183
New York City GO, 5.00%, 4/1/43	500,000	521,283
New York City GO, 4.00%, 8/1/44	1,000,000	1,002,026
New York City GO, 4.00%, 9/1/46	250,000	250,391
New York City GO, 5.50%, 4/1/49	1,000,000	1,138,784
New York City GO, 5.00%, 3/1/50	700,000	748,180
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,173,458
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/40	350,000	377,491
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,115,330
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	551,694
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/26	500,000	515,835
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/39	1,250,000	1,438,703
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	750,000	753,819
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	224,585
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,141,968
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	657,253
New York Power Authority Rev., 5.00%, 11/15/30	1,500,000	1,699,899
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	475,105
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	729,498
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	329,439
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	942,457
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	863,125
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	998,685
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	500,000	574,728
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/37	250,000	250,709
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	330,000	366,913
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	958,004
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,500,000	1,715,093
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	717,697
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	937,004
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	775,000	776,582
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	123,254
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	590,033
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,030,577
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	200,165
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	674,263
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 0.00%, 12/31/54 (AGC)(6)	750,000	503,340
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AGC)	1,250,000	1,347,340
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,000,000	1,040,284
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	445,000	478,003
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,091,685
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	1,045,000	1,036,934
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	453,737

State of New York GO, 5.00%, 3/15/41	1,000,000	1,136,705
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	552,725
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	617,415
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	994,825
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	822,103
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,124,016
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	409,205
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	997,316
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,095,724
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	452,525
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	102,379
		47,185,709
North Carolina — 0.4%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	643,633
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,682
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	352,431
State of North Carolina Rev., 5.00%, 3/1/26	550,000	565,109
State of North Carolina Rev., 5.00%, 3/1/34	345,000	371,310
		2,243,165
Ohio — 2.9%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,483,750
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	850,000	773,794
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,635,000	1,499,386
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	775,000	851,185
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	454,720
Columbus GO, 5.00%, 8/15/25	1,000,000	1,014,785
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	365,847
Cuyahoga County Rev., (MetroHealth System), 5.50%, 2/15/52	680,000	695,666
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	1,076,182
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	96,903
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	590,000	626,489
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,396,676
State of Ohio GO, 5.00%, 5/1/27	1,000,000	1,055,535
State of Ohio GO, 5.00%, 5/1/40	660,000	726,486
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	511,607
Toledo GO, 5.00%, 12/1/33 (BAM)	450,000	512,173
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	458,507
Worthington City School District GO, 5.50%, 12/1/54	1,000,000	1,117,765
		14,717,456
Oklahoma — 0.4%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	871,110
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	1,003,155
		1,874,265
Oregon — 1.8%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	253,097
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	100,079
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,526,027
State of Oregon GO, 5.00%, 6/1/27	2,380,000	2,518,695
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,006,022
State of Oregon GO, 5.00%, 6/1/41	1,000,000	1,126,278
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,375,402

State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,112,341
		9,017,941
Pennsylvania — 3.5%
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	544,548
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	313,713
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 0.00%, 6/30/44(6)	157,000	113,352
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	506,441
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	586,949
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	292,373
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AGM)	1,000,000	1,007,478
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/45	1,120,000	1,127,731
Pennsylvania GO, 5.00%, 3/15/32	270,000	271,307
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	436,063
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,305,000	1,356,790
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRN, 5.25%, 12/1/37	545,000	555,526
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,057,706
Pennsylvania State University Rev., 5.00%, 9/1/32	700,000	806,836
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	595,000	595,000
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	523,723
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	567,764
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	839,686
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	305,955
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	709,667
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/49 (AGC)	1,500,000	1,688,999
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	846,777
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	500,000	545,181
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	500,000	516,196
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	207,792
Scranton GO, 5.00%, 11/15/25 (AGM)	400,000	406,894
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	875,505
		17,605,952
Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,360,614
Puerto Rico GO, 5.625%, 7/1/29	750,000	809,629
Puerto Rico VRN, 0.00%, 11/1/51	457,187	244,595
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(6)	2,000,000	496,760
		2,911,598
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	339,803
State of Rhode Island GO, 5.00%, 12/1/42	500,000	563,748
State of Rhode Island GO, 5.00%, 12/1/43	500,000	562,389
		1,465,940
South Carolina — 1.3%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	94,464
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	369,285
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,020,424
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	819,796
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(3)	270,000	223,076
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	322,829
South Carolina Jobs-Economic Development Authority Rev., (McLeod Health Obligated Group), 5.00%, 11/1/31	1,650,000	1,858,270
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,231,183

South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	564,760
		6,504,087
Tennessee — 1.6%
Hamilton County & Chattanooga Sports Authority Rev., 5.75%, 12/1/50	1,000,000	1,165,214
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	356,203
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	408,473
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	269,959
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,101,083
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(3)(6)	2,500,000	1,069,432
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AGM)	1,000,000	1,109,103
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	108,444
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(3)	225,000	229,831
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(3)	800,000	821,059
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	505,000	538,361
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	797,824
		7,974,986
Texas — 10.0%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	308,353
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,327,952
Austin Special Assessment, (Austin Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(1)(3)	450,000	448,816
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,065,790
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	322,651
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	256,967
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	310,832
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,525,000	1,555,539
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,245,208
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,150,000	1,240,435
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26 (PSF-GTD)	200,000	206,864
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	524,409
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	466,051
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/35 (PSF-GTD)	900,000	1,024,305
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	50,000	50,671
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/25 (PSF-GTD)	400,000	402,282
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	1,250,000	1,281,167
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/41	250,000	281,071
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,092,889
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	275,800
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	750,000	862,200
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(6)	2,000,000	515,474
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,037,601
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,431,346
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AGM)	450,000	505,946
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,130,697
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	1,000,000	1,084,065
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	678,621
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	250,000	269,693
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,533,472
Houston GO, 5.25%, 3/1/40	655,000	744,187

Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/39(1)	430,000	464,514
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	477,715
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	172,190
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	374,957
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	913,721
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(2)	240,000	251,353
North East Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	340,000	340,926
North Texas Tollway Authority Rev., 5.00%, 1/1/41	355,000	397,728
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,230,299
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/31	1,000,000	1,001,258
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	200,000	202,505
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/35	670,000	670,202
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	380,000	395,453
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AGC)(6)	1,000,000	617,992
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	495,000	492,569
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	529,228
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,121,003
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	631,369
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,418,115
Southeast Regional Management District GO, 4.25%, 4/1/46 (AGC)(1)	1,500,000	1,492,505
State of Texas GO, 5.00%, 8/1/40	815,000	821,640
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	163,603
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	459,277
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	493,276
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	665,026
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	506,871
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,792,529
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	507,877
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,306,383
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	953,224
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	570,149
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	1,000,000	1,038,920
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,367,471
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	850,726
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,109,369
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	642,153
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,123,065
		51,048,515
Utah — 1.5%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	528,202
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	834,055
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	307,180
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	515,900
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(3)	750,000	737,694
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,213,434
Utah Housing Corp. Rev., 4.69%, 2/1/45 (FNMA)(1)	890,000	905,718
Utah State University Rev., (Utah State University Research Rev.), 4.00%, 12/1/42 (AGM)	1,215,000	1,221,009
Utah Transit Authority Rev., 5.00%, 6/15/33	1,000,000	1,164,033
		7,427,225
Virginia — 1.6%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	347,427

Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,369,394
Fairfax County Sewer Rev., 5.00%, 7/15/38	500,000	579,834
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,085,898
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(3)	600,000	599,111
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(3)	100,000	101,161
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(3)	200,000	200,081
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	614,943
Virginia College Building Authority Rev., 4.00%, 2/1/41	1,000,000	1,022,591
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	500,000	535,564
Virginia Port Authority Commonwealth Port Fund Rev., (Commonwealth of Virginia), 5.25%, 7/1/48	750,000	834,978
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,084,530
		8,375,512
Washington — 3.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	345,000	364,902
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	563,869
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	574,376
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,134,927
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	965,161
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	415,000	455,236
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/39	410,000	466,490
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	552,648
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	565,013
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,063,142
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,709,154
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,239,182
King County Sewer Rev., 5.00%, 1/1/49	800,000	880,869
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,429,643
Seattle Municipal Light & Power Rev., VRN, 3.43%, (MUNIPSA plus 0.25%), 5/1/45	200,000	196,767
State of Washington GO, 5.00%, 8/1/39	1,000,000	1,149,489
State of Washington GO, 5.00%, 6/1/41	770,000	834,719
State of Washington GO, 5.00%, 2/1/42	625,000	643,583
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,082,207
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	849,995
		16,721,372
West Virginia — 0.6%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/53	400,000	415,201
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,947,965
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	643,976
		3,007,142
Wisconsin — 2.0%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	399,511
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,325,641
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(3)	75,000	75,048
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(3)	920,000	999,833
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	79,139
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	734,934
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/54	645,000	696,217
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(3)	250,000	222,156
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(3)	225,000	184,571
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(3)	515,000	465,921
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	254,383
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	487,548
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(3)	1,000,000	1,034,789

Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	151,830
State of Wisconsin GO, 4.00%, 5/1/39	750,000	762,370
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	715,000	774,360
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	900,000	973,524
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	220,533
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	388,964
		10,231,272
TOTAL MUNICIPAL SECURITIES (Cost $499,745,500)		506,293,578
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
BlackRock Liquidity Funds MuniCash (Cost $4,983,315)	4,982,819	4,983,317
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $504,728,815)		511,276,895
OTHER ASSETS AND LIABILITIES — (0.7)%		(3,322,725)
TOTAL NET ASSETS — 100.0%		$507,954,170

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	60	March 2025	$12,366,563	$34,725
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	24	March 2025	$2,755,125	$(53,484)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,878,870, which represented 5.7% of total net assets.
(4)Security is in default.
(5)Non-income producing.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$506,293,578	—
Short-Term Investments	$4,983,317	—	—
	$4,983,317	$506,293,578	—
Other Financial Instruments
Futures Contracts	$34,725	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$53,484	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.